STOCKHOLDERS' EQUITY - Narrative (Details)						1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($) $ / shares shares	Apr. 08, 2021 USD ($) $ / shares shares	May 18, 2020	Oct. 23, 2017 shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 15, 2021 USD ($)	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares									2,380	2,551		2,751
RSUs outstanding (in shares) | shares									588,948
Unrecognized stock based compensations related to outstanding awards									$ 15,741,000
Period for recognition for awards not yet recognized									1 year 1 month 2 days
Stockholders' equity note, stock split, conversion ratio				0.05
Fair value of warrants and rights										$ 40,000,000	$ 40,000,000
Fair value adjustment of warrants								$ 0
Term Loan Credit Agreement | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrants and rights		$ 19,700,000					$ 13,174,000				$ 10,950,000
Fair value adjustment of warrants		6,526,000					$ 2,224,000
Warrant liability reclassified to additional paid in capital		19,700,000
Public Stock Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received		$ 154,443,000	$ 36,797,000			$ 10,780,000
Sale of stock, number of shares issued in transaction (in shares) | shares		5,053,029	1,048,998		145,500	1,170,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 33.00	$ 38.00			$ 11.40
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									3 years
RSUs outstanding (in shares) | shares									588,948	912,128		443,843
Unrecognized stock based compensations related to outstanding awards									$ 15,741,000
Period for recognition for awards not yet recognized									1 year 1 month 2 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									36 months
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period									10 years
Options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									20.00%
Options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									7.50%
Options | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									12.50%
Class B Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance under the Plan (in shares) | shares									2,700,000
Class B Common Shares | Estate Of Mr. Berrard
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares) | shares	154,731